Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings
Schedule of borrowings

	As of December 31,
	2017	2018
Amounts due within one year	188,167	531,209
Less: unamortized deferred loan/bond issuance costs	(8,800)	(10,659)

Borrowings, current portion	179,367	520,550

Amounts due after one year	2,399,849	2,344,389
Less: unamortized deferred loan/bond issuance costs	(31,660)	(36,480)

Borrowings, non-current portion	2,368,189	2,307,909

Total	2,547,556	2,828,459

Debt Repayment Schedule

As of December 31,
2018
Not later than one year	531,209
Later than one year and not later than three years	1,313,170
Later than three years and not later than five years	412,291
Later than five years	618,928
Total	2,875,598